Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31, 2023	June 30, 2024
	RM	RM	USD
Trade receivables
- Third parties	11,310,279	27,995,076	5,934,681
- Related parties	2,499,319	5,531,955	1,172,720
	13,809,598	33,527,031	7,107,401
Less: Allowance for expected credit losses on trade receivables	(2,518,122)	-	-
	11,291,476	33,527,031	7,107,401

Deposits	4,122,755	4,518,326	957,841
Prepayments	466,629	84,991,054	18,017,267
Other receivables	13,068,732	18,977,576	4,023,059
	28,949,592	142,013,987	30,105,568

Movement in allowance for expected credit losses on trade receivables as follows:

Beginning balances	1,757,638	2,518,122	533,817
Additional	756,973	-	-
Bad debt written off	-	(2,518,122)	(533,817)
Currency realignment	3,511	-	-
Ending balance	2,518,122	-	-
	December 31, 2023	June 30, 2024
	RM	RM	USD
Not past due	5,961,854	18,960,617	4,019,465
Past due	7,847,744	14,566,414	3,087,936
Less: Allowance for expected credit losses	(2,518,122)	-	-
	11,291,476	33,527,031	7,107,401

Schedule of Aging of Receivables that are Past Due the Average Credit Period	Aging of receivables that are past due the average credit period:
	December 31, 2023	June 30, 2024
	RM	RM	USD
< 30 days	790,489	6,410,714	1,359,008
31 days to 60 days	4,240	5,591,402	1,185,322
61 days to 210 days	5,015,219	-	-
211 days to 240 days	-	738,728	156,603
241 days to < 1 year	2,037,796	1,825,570	387,003
Total	7,847,744	14,566,414	3,087,936

Schedule of Provision Matrix Trade Receivables	The following table details the risk profile of trade receivables based on the Group’s provision matrix.
Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2023	-	-	-	480,326	-	2,037,796	2,518,122
Lifetime ECL – June 30, 2024	-	-	-	-	-	-	-

Schedule of Trade and Other Receivables not Denominated in the Functional Currency	The above balances that are not denominated in the functional currency are as follows:
	December 31, 2023	June 30, 2024
	RM	RM
United States dollar	5,743,323	22,947,168